Consolidated statement of comprehensive income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Consolidated net income	€ 2,158	€ 2,040	€ 3,122
Other comprehensive income [abstract]
Remeasurements of the net defined benefit liability	45	16	(80)
Assets at fair value	(22)
Income tax relating to items that will not be reclassified	(6)	(23)	20
Share of other comprehensive income in associates and joint ventures that will not be reclassified		(9)
Items that will not be reclassified to profit or loss	17	(16)	(60)
Assets at fair value	(8)
Assets available for sale		23	(4)
Cash flow hedges	(67)	49	(364)
Translation adjustment gains and losses	(7)	(176)	(230)
Income tax relating to items that are or may be reclassified	18	6	123
Items that are or may be reclassified subsequently to profit or loss	(64)	(98)	(475)
Other comprehensive income from continuing operations	(47)	(114)	(535)
Remeasurements of the net defined benefit liability in associates and joint ventures			52
Income tax relating to items that are not reclassified in associates and joint venture			(4)
Items that are not reclassified to profit or loss			48
Translation adjustment gains and losses			(836)
Net investment hedges			65
Cash flow hedges in associates and joint ventures			(5)
Income tax relating to items that are reclassified			(22)
Items that are reclassified to profit or loss			(798)
Other comprehensive income of discontinued operations			(750)
Other consolidated comprehensive income	(47)	(114)	(1,285)
Consolidated comprehensive income	2,111	1,926	1,837
Comprehensive income attributable to [abstract]
Comprehensive income attributable to the owners of the parent company	1,898	1,770	1,548
Comprehensive income attributable to non-controlling interests	€ 213	€ 156	€ 289